BUSINESS COMBINATIONS - Narrative (Details) € in Millions, $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 EUR (€)	Jul. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration	$ 918	$ 918
Goodwill	183	183
European Hostels
Disclosure of detailed information about business combination [line items]
Consideration			€ 329	$ 376
Goodwill				$ 183
Revenue	81	7,274
Net loss	(11)	(317)
Other
Disclosure of detailed information about business combination [line items]
Consideration	542	542
Goodwill	$ 0	$ 0